Employee information (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Classification of Employee Benefit

All figures in £ millions	Notes	2017	2016	2015
Employee benefit expense
Wages and salaries (including termination costs)		1,567	1,661	1,507
Social security costs		130	124	124
Share-based payment costs	26	33	22	26
Retirement benefits – defined contribution plans	25	57	67	66
Retirement benefits – defined benefit plans	25	19	16	19
Other post-retirement medical benefits	25	(1)	(2)	—

Total		1,805	1,888	1,742

Summary of Average Number of Employees

The details of the emoluments of the Directors of Pearson plc are shown in the report on Directors’ remuneration.

Average number employed	2017	2016	2015
Employee numbers
North America	16,295	16,841	19,951
Core	5,291	5,664	5,936
Growth	8,268	9,868	11,114
Other	485	346	264

Total	30,339	32,719	37,265